Summary of Long-Term Debt Outstanding (Parenthetical) (Detail) (USD $)	12 Months Ended															12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2012 Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Dec. 31, 2013 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2012 Sterling Denominated Notes 5.375 Percent Bank Subordinated Debt Due March 2015	Dec. 31, 2012 Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Dec. 31, 2013 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2012 Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Dec. 31, 2013 Corporation-Subordinated 3.95% Notes due Oct. 2025	Dec. 31, 2012 Corporation-Subordinated 3.95% Notes due Oct. 2025	Dec. 31, 2013 Expiring One Year From Balance Sheet Date	Dec. 31, 2012 Expiring One Year From Balance Sheet Date	Dec. 31, 2012 One to Three Years	Dec. 31, 2012 Interest Rate Swap Contracts Senior Notes	Dec. 31, 2013 Interest Rate Swap Contracts Subordinated Debt	Dec. 31, 2012 Interest Rate Swap Contracts Subordinated Debt	Nov. 06, 2013 Upper Limit Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Nov. 06, 2013 Upper Limit Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Nov. 06, 2013 Upper Limit Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Nov. 06, 2013 Upper Limit Senior Notes	Nov. 06, 2013 Upper Limit Subordinated Debt	Nov. 06, 2013 Lower Limit Notes 6.50 Percent Bank Subordinated Debt Due August 2018	Nov. 06, 2013 Lower Limit Notes 4.60 Percent Bank Subordinated Debt Due February 2013	Nov. 06, 2013 Lower Limit Notes 5.85 Percent Bank Subordinated Debt Due November 2017	Nov. 06, 2013 Lower Limit Senior Notes
Debt Disclosure [Line Items]
Interest Rate				6.50%	6.50%	5.375%	5.375%	4.60%	5.85%	5.85%	3.95%
Federal Home Loan Bank Borrowings, Average Rate at Year End													4.40%	3.86%	4.40%
Offering Circular, ability to offer notes in aggregate principal amount																						$ 4,500,000,000	$ 1,000,000,000
Debt maturity																			15 years	15 years	15 years	15 years		5 years	5 years	5 years	30 days
Notes issued at a discount				0.02%	0.02%	0.484%	0.484%				0.114%	0.114%
Increases in the carrying values of notes outstanding covered by interest-rate swap contracts	$ (900,000)	$ 400,000	$ 300,000													$ 9,800,000	$ 40,100,000	$ 103,300,000